Document and Entity Information	Jun. 28, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39686
Entity Registrant Name	APARTMENT INCOME REIT CORP.
Entity Central Index Key	0001820877
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1299717
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Title of 12(b) Security	Apartment Income REIT Corp. Class A Common Stock
Trading Symbol	AIRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Apartment Income REIT, L.P. [Member]
Entity Information [Line Items]
Entity File Number	000-24497
Entity Registrant Name	APARTMENT INCOME REIT, L.P.
Entity Central Index Key	0000926660
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1275621
Entity Address, Address Line One	4582 South Ulster Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237